Current Liabilities	12 Months Ended
Dec. 31, 2015
Liabilities, Current [Abstract]
Current Liabilities

11. Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were $62.8 million at December 31, 2015 ($107.9 million at December 31, 2014). Accrued vacation and holiday pay, included in salaries, wages and related accruals in the consolidated balance sheets, was $80.4 million at December 31, 2015 ($75.3 million at December 31, 2014). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were $120.2 million at December 31, 2015 ($119.7 million at December 31, 2014).